Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Summary		Value of Initial Fixed			Company
			Compensation	Compensation	$100 Investment Based On:			Selected
	Summary		Table	Actually		Peer Group		Measure:
	Compensation	Compensation	Total for	Paid to	Total	Total	Net Income	Market
	Table Total	Actually	Non-PEO	Non-PEO	Shareholder	Shareholder	(Loss)	Capitalization
Year	for PEO	Paid to PEO	NEO	NEO	Return	Return	(in thousands)	(in millions)
(a)	(b)(1)	(c)(2)	(d)(3)	(e)(4)	(f)(5)	(g)(6)	(h)(7)	(i)(8)
2022	$3,204,888	$(3,634,867)	$952,855	$(555,004)	$361	$119	$(33,370)	$261
2021	$1,800,275	$10,716,000	$577,407	$2,687,160	$2,024	$147	$4,831	$1,451
2020	$786,382	$1,006,619	$423,952	$516,069	$189	$116	$(7,268)	$113

(1)  The dollar amounts reported in column (b) represent the amounts of total compensation reported for Mr. Hong, our PEO, for each corresponding fiscal year in the “Total” column of the Summary Compensation Table.

(2)  The dollar amounts reported in column (c) represent the amount of compensation actually paid (“CAP”) to Mr. Hong as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned or received by or paid to Mr. Hong during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hong’s total compensation for each covered fiscal year to determine CAP.

Change in
Fair Value as
of Vesting Date
of Stock Awards
and Option Awards
			Fair Value at	Change in	Fair Value at	Granted in
			Fiscal Year End	Fair Value of	Vesting of Stock	Prior Fiscal Years
		Deduction of	of Outstanding and	Outstanding and	Awards and Option	For Which
	Summary	Stock Awards	Unvested Stock	Unvested Stock Awards	Awards Granted	Applicable Vesting
	Compensation	and Option	Awards and Option	and Option Awards	in Fiscal Year	Conditions Were
	Table Total	Awards	Awards Granted	Granted in Prior	That Vested	Satisfied During	Compensation
Year	for PEO	for PEO	in Fiscal Year	Fiscal Years	During Fiscal Year	Fiscal Year	Actually Paid
2022	$3,204,888	$(2,696,000)	$805,000	$(4,006,402)	$315,000	$(1,257,353)	$(3,634,867)
2021	$1,800,275	$(627,060)	$5,062,532	$2,724,328	$886,629	$869,296	$10,716,000
2020	$786,382	$(94,290)	$158,288	$136,678	$17,246	$2,315	$1,006,619

(3)  The dollar amounts reported in column (d) represent the amounts of total compensation reported for our only Non-PEO NEO, Ms. Sasaki, for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(4)  The dollar amounts reported in column (e) represent the amounts of CAP to Ms. Sasaki, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Ms. Sasaki during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Sasaki’s total compensation for each covered fiscal year to determine CAP.

Change in
Fair Value as
of Vesting Date
of Stock Awards
and Option Awards
			Fair Value at	Change in	Fair Value at	Granted in
		Deduction of	Fiscal Year End	Fair Value of	Vesting of Stock	Prior Fiscal Years
	Summary	Stock Awards	of Outstanding and	Outstanding and	Awards and Option	For Which
	Compensation	and Option	Unvested Stock	Unvested Stock Awards	Awards Granted	Applicable Vesting
	Table Total	Awards	Awards and Option	and Option Awards	in Fiscal Year	Conditions Were
	for Non-PEO	for Non-PEO	Awards Granted	Granted in Prior	That Vested	Satisfied During	Compensation
Year	NEO	NEO	in Fiscal Year	Fiscal Years	During Fiscal Year	Fiscal Year	Actually Paid
2022	$952,855	$(674,000)	$201,250	$(753,093)	$78,750	$(360,766)	$(555,004)
2021	$577,407	$(72,400)	$564,375	$1,176,884	$86,750	$354,144	$2,687,160
2020	$423,952	$(23,573)	$39,572	$74,335	$4,312	$(2,529)	$516,069

(5)  The cumulative Company total shareholder return (“TSR”) amounts reported in column (f) are calculated by dividing the sum of the cumulative amount of dividends for the period starting at the market close on the last trading day before the Company’s earliest fiscal year in the table through and including the end of the fiscal year for which the TSR amount is being calculated (the “measurement period”), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The comparison assumes $100 was invested in the Company for the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(6)  The cumulative Peer Group TSR amounts reported in column (g) utilizes the S&P 500 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2022 Annual Report. The comparison assumes $100 was invested in the S&P 500 Index for the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(7)  The dollar amounts reported in column (h) represent the amounts of net income (loss), in thousands, reflected in our audited financial statements for each covered fiscal year.

(8)  While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, we determined that market capitalization at each fiscal year-end, as reported in column (i), to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link the Company’s performance to CAP to our PEO and Non-PEO NEO, which we believe is a strong driver in determining the Company’s performance. The Company’s market capitalization is calculated as the product of (i) the total number of outstanding shares of the Company’s voting and non-voting common stock held by non-affiliates of the Company as of the close of market on the last trading day of the Company’s completed fiscal year and (ii) the last reported sales price of the Company’s common stock as of the close of market on such trading day, as reported on the OTCQB® marketplace.

Company Selected Measure Name	market capitalization
Named Executive Officers, Footnote [Text Block]

(1)  The dollar amounts reported in column (b) represent the amounts of total compensation reported for Mr. Hong, our PEO, for each corresponding fiscal year in the “Total” column of the Summary Compensation Table.

(3)  The dollar amounts reported in column (d) represent the amounts of total compensation reported for our only Non-PEO NEO, Ms. Sasaki, for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

Peer Group Issuers, Footnote [Text Block]

(6)  The cumulative Peer Group TSR amounts reported in column (g) utilizes the S&P 500 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2022 Annual Report. The comparison assumes $100 was invested in the S&P 500 Index for the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,204,888	$ 1,800,275	$ 786,382
PEO Actually Paid Compensation Amount	$ (3,634,867)	10,716,000	1,006,619
Adjustment To PEO Compensation, Footnote [Text Block]

(2)  The dollar amounts reported in column (c) represent the amount of compensation actually paid (“CAP”) to Mr. Hong as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned or received by or paid to Mr. Hong during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hong’s total compensation for each covered fiscal year to determine CAP.

Change in
Fair Value as
of Vesting Date
of Stock Awards
and Option Awards
			Fair Value at	Change in	Fair Value at	Granted in
			Fiscal Year End	Fair Value of	Vesting of Stock	Prior Fiscal Years
		Deduction of	of Outstanding and	Outstanding and	Awards and Option	For Which
	Summary	Stock Awards	Unvested Stock	Unvested Stock Awards	Awards Granted	Applicable Vesting
	Compensation	and Option	Awards and Option	and Option Awards	in Fiscal Year	Conditions Were
	Table Total	Awards	Awards Granted	Granted in Prior	That Vested	Satisfied During	Compensation
Year	for PEO	for PEO	in Fiscal Year	Fiscal Years	During Fiscal Year	Fiscal Year	Actually Paid
2022	$3,204,888	$(2,696,000)	$805,000	$(4,006,402)	$315,000	$(1,257,353)	$(3,634,867)
2021	$1,800,275	$(627,060)	$5,062,532	$2,724,328	$886,629	$869,296	$10,716,000
2020	$786,382	$(94,290)	$158,288	$136,678	$17,246	$2,315	$1,006,619

Non-PEO NEO Average Total Compensation Amount	$ 952,855	577,407	423,952
Non-PEO NEO Average Compensation Actually Paid Amount	$ (555,004)	2,687,160	516,069
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)  The dollar amounts reported in column (e) represent the amounts of CAP to Ms. Sasaki, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Ms. Sasaki during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Sasaki’s total compensation for each covered fiscal year to determine CAP.

Change in
Fair Value as
of Vesting Date
of Stock Awards
and Option Awards
			Fair Value at	Change in	Fair Value at	Granted in
		Deduction of	Fiscal Year End	Fair Value of	Vesting of Stock	Prior Fiscal Years
	Summary	Stock Awards	of Outstanding and	Outstanding and	Awards and Option	For Which
	Compensation	and Option	Unvested Stock	Unvested Stock Awards	Awards Granted	Applicable Vesting
	Table Total	Awards	Awards and Option	and Option Awards	in Fiscal Year	Conditions Were
	for Non-PEO	for Non-PEO	Awards Granted	Granted in Prior	That Vested	Satisfied During	Compensation
Year	NEO	NEO	in Fiscal Year	Fiscal Years	During Fiscal Year	Fiscal Year	Actually Paid
2022	$952,855	$(674,000)	$201,250	$(753,093)	$78,750	$(360,766)	$(555,004)
2021	$577,407	$(72,400)	$564,375	$1,176,884	$86,750	$354,144	$2,687,160
2020	$423,952	$(23,573)	$39,572	$74,335	$4,312	$(2,529)	$516,069

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph displays our CAP vs. Company TSR and Peer Group TSR over the three most recently completed fiscal years. As demonstrated by the following graph, the amount of CAP to our PEO and Non-PEO NEO is not directly correlated to Company TSR during the identified period.

Compensation Actually Paid vs. Net Income [Text Block]	The following graph displays our CAP vs. net income (loss) over the three most recently completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph displays our CAP vs. market capitalization over the three most recently completed fiscal years.
Tabular List [Table Text Block]

Financial Performance Measures

The financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and Non-PEO NEO, for Fiscal 2022, to the Company’s performance are as follows:

●	Market Capitalization
●	Revenue
●	EBITDA

Total Shareholder Return Amount	$ 361	2,024	189
Peer Group Total Shareholder Return Amount	119	147	116
Net Income (Loss)	$ (33,370,000)	$ 4,831,000	$ (7,268,000)
Company Selected Measure Amount	261,000,000	1,451,000,000	113,000,000
PEO Name	Mr. Hong
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Market Capitalization
Non-GAAP Measure Description [Text Block]

(8)  While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, we determined that market capitalization at each fiscal year-end, as reported in column (i), to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link the Company’s performance to CAP to our PEO and Non-PEO NEO, which we believe is a strong driver in determining the Company’s performance. The Company’s market capitalization is calculated as the product of (i) the total number of outstanding shares of the Company’s voting and non-voting common stock held by non-affiliates of the Company as of the close of market on the last trading day of the Company’s completed fiscal year and (ii) the last reported sales price of the Company’s common stock as of the close of market on such trading day, as reported on the OTCQB® marketplace.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
PEO [Member] | Deduction of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,696,000)	$ (627,060)	$ (94,290)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	805,000	5,062,532	158,288
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,006,402)	2,724,328	136,678
PEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	315,000	886,629	17,246
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,257,353)	869,296	2,315
Non-PEO NEO [Member] | Deduction of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(674,000)	(72,400)	(23,573)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	201,250	564,375	39,572
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(753,093)	1,176,884	74,335
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	78,750	86,750	4,312
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (360,766)	$ 354,144	$ (2,529)